Note 2 - Allowance for Credit Losses: Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans (Tables)	6 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans
	Payment Performance – Net Balance by Origination Year
	2020(1)	2019	2018	2017	2016	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$43,012	$28,370	$3,333	$461	$4	$1	$75,181
Nonperforming	1,556	1,464	173	17	-	-	3,210
	$44,568	$29,834	3,506	$478	$4	$1	$78,391
Premier Loans:
Performing	$23,104	$35,682	$10,330	$1,592	$-	$-	$70,708
Nonperforming	154	1,124	376	81	-	-	1,735
	$23,258	$36,806	10,706	$1,673	$-	$-	$72,443

Other Consumer Loans:
Performing	$159,249	$184,972	$34,119	$5,666	$1,028	$391	$385,425
Nonperforming	2,227	9,212	2,353	357	95	27	14,271
	$161,476	$194,184	$36,472	$6,023	$1,123	$418	$399,696
Real Estate Loans:
Performing	$5,758	$10,885	$7,901	$4,557	$2,321	$3,571	$34,991
Nonperforming	78	437	384	256	172	287	1,614
	$5,836	$11,322	8,285	$4,813	$2,493	$3,858	$36,607
Sales Finance Contracts:
Performing	$42,957	$25,242	$7,837	$1,463	$180	$57	$77,736
Nonperforming	358	558	280	82	19	7	1,304
	$43,315	$25,800	8,117	$1,545	$199	$64	$79,040